S000044143 [Member] Investment Objectives and Goals - iShares Treasury Floating Rate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® TREASURY FLOATING RATE BOND ETF Ticker: TFLOStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds.